FINANCIAL RISK MANAGEMENT - Concentration of Financial Instruments Exposed to Credit Risk by Geographical Areas (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		S/ 228,255,471	S/ 179,870,703
Peru
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		193,386,350	151,937,236
Bolivia
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		12,011,827	10,267,794
United States
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		9,115,054	4,574,510
Colombia
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,804,732	4,380,478
Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,490,660	3,216,761
Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		943,704	537,956
Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		566,833	300,614
Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		563,287	997,246
Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		217,726	247,703
France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		711,617	433,549
Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		658,809	275,409
Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		556,496	559,050
Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		145,079	76,307
Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		135,917	27,630
The Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		175,850	134,367
Multilateral Organizations [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		150,656	28,733
Other [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,620,874	1,875,360
Financial assets at amortised cost, class [member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		176,006,344	148,104,567
Financial assets at amortised cost, class [member] | Peru
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		155,598,019	130,436,702
Financial assets at amortised cost, class [member] | Bolivia
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		10,718,164	9,218,219
Financial assets at amortised cost, class [member] | United States
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,288,720	982,944
Financial assets at amortised cost, class [member] | Colombia
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,264,768	2,627,353
Financial assets at amortised cost, class [member] | Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,446,246	2,047,951
Financial assets at amortised cost, class [member] | Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		752,257	485,594
Financial assets at amortised cost, class [member] | Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,942	5,962
Financial assets at amortised cost, class [member] | Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		405,941	905,675
Financial assets at amortised cost, class [member] | Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		70,562	109,233
Financial assets at amortised cost, class [member] | France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		32,864	27,244
Financial assets at amortised cost, class [member] | Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		85,541	83,979
Financial assets at amortised cost, class [member] | Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		369,455	273,477
Financial assets at amortised cost, class [member] | Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		42,157	32,836
Financial assets at amortised cost, class [member] | Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		74,246	980
Financial assets at amortised cost, class [member] | The Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		122,696	26,024
Financial assets at amortised cost, class [member] | Multilateral Organizations [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			0
Financial assets at amortised cost, class [member] | Other [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		732,766	840,394
Held for trading and hedging [member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	7,681,968	4,942,869
Held for trading and hedging [member] | Peru
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	3,511,686	688,099
Held for trading and hedging [member] | Bolivia
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	584,879	494,547
Held for trading and hedging [member] | United States
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	444,924	568,588
Held for trading and hedging [member] | Colombia
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	1,387,406	1,346,042
Held for trading and hedging [member] | Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	420,527	683,822
Held for trading and hedging [member] | Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	104,774	6,023
Held for trading and hedging [member] | Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	113,988	28,846
Held for trading and hedging [member] | Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	25,624	0
Held for trading and hedging [member] | Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	26,894	29,976
Held for trading and hedging [member] | France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	423,711	227,823
Held for trading and hedging [member] | Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	392,808	127,915
Held for trading and hedging [member] | Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	27,869	189,658
Held for trading and hedging [member] | Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	26,152	11,105
Held for trading and hedging [member] | Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	494	514
Held for trading and hedging [member] | The Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	952	0
Held for trading and hedging [member] | Multilateral Organizations [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
Held for trading and hedging [member] | Other [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	189,280	539,911
Designated at inception
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		823,270	620,544
Designated at inception | Peru
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		67,821	138,293
Designated at inception | Bolivia
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | United States
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		459,266	275,991
Designated at inception | Colombia
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,788	21,289
Designated at inception | Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		5,315	34,606
Designated at inception | Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	5,867
Designated at inception | Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		42,336	18,093
Designated at inception | Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		373	0
Designated at inception | France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,890	8,850
Designated at inception | Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		42,991	17,184
Designated at inception | Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		18,870	14,950
Designated at inception | Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		799	0
Designated at inception | The Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,526	0
Designated at inception | Multilateral Organizations [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
Designated at inception | Other [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		177,295	85,421
At fair value through other comprehensive income (Debt instruments)
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		43,743,889	26,202,723
At fair value through other comprehensive income (Debt instruments) | Peru
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		34,208,824	20,674,142
At fair value through other comprehensive income (Debt instruments) | Bolivia
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		708,784	555,028
At fair value through other comprehensive income (Debt instruments) | United States
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,922,144	2,746,987
At fair value through other comprehensive income (Debt instruments) | Colombia
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,147,770	385,794
At fair value through other comprehensive income (Debt instruments) | Chile [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		618,572	450,382
At fair value through other comprehensive income (Debt instruments) | Brazil [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		86,673	40,472
At fair value through other comprehensive income (Debt instruments) | Mexico [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		408,567	247,713
At fair value through other comprehensive income (Debt instruments) | Panama [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		131,722	91,571
At fair value through other comprehensive income (Debt instruments) | Canada [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		119,897	108,494
At fair value through other comprehensive income (Debt instruments) | France [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		253,152	169,632
At fair value through other comprehensive income (Debt instruments) | Other in Europe [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		137,469	46,331
At fair value through other comprehensive income (Debt instruments) | Unted Kingdom [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		140,302	80,965
At fair value through other comprehensive income (Debt instruments) | Spain [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		76,770	32,366
At fair value through other comprehensive income (Debt instruments) | Switzerland [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		60,378	26,136
At fair value through other comprehensive income (Debt instruments) | The Netherlands [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		50,676	108,343
At fair value through other comprehensive income (Debt instruments) | Multilateral Organizations [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		150,656	28,733
At fair value through other comprehensive income (Debt instruments) | Other [Member]
Disclosure of financial risks management [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		S/ 521,533	S/ 409,634

[1]	It includes non-trading investments that did not pass SPPI test.